Segment reporting - Additional information (Details) - segment	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Number of operating segments	2
Tankers
Disclosure of operating segments [line items]
Contract duration of project (less than)	2 years
Customer one | Tankers
Disclosure of operating segments [line items]
Percentage of entity's revenue	11.00%
Customer two | Tankers
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%
One client | Tankers
Disclosure of operating segments [line items]
Percentage of entity's revenue		6.00%	7.00%